Note 2 - Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 2 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Applied Minerals is the owner of the Dragon Mine located in the Tintic Mining District of the State of Utah from where it produces halloysite clay and iron oxide. The Company is currently mining and selling its DRAGONITE
TM
and AMIRON
TM
products and is also in various phases of commercial scale trials with several organizations in various markets with respect to uses of its products.

Applied Minerals is a publicly traded company incorporated in the state of Delaware. The common stock trades on the OTC Bulletin Board under the symbol AMNL.

NOTE
1
–
ORGANIZATION
AND
DESCRIPTION
OF
BUSINESS

Applied Minerals, Inc. (the “Company”) is the owner of the Dragon Mine located in the Tintic Mining District of the State of Utah from where it produces halloysite clay and iron oxide. The Company is currently in various phases of commercial scale trials with several organizations in various markets with respects to uses of halloysite clay and iron oxide.

Applied Minerals, Inc. is a publicly traded company incorporated in the state of Delaware. The common stock trades on the OTC Bulletin Board under the symbol AMNL.